Unaudited Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary Shares	Subscription Receivable	Additional paid in capital	Accumulated deficit	Accumulated other comprehensive (loss) income	Total
Balance at Sep. 30, 2024		$ 9,042		$ 6,314,516	$ (3,233,836)	$ (48,954)	$ 3,040,768
Balance (in Shares) at Sep. 30, 2024	[1]	1,446,667
Net income/(loss)					(3,635,088)		(3,635,088)
Issuance of common shares		$ 16,323	(3,334,722)	15,864,058			12,545,659
Issuance of common shares (in Shares)	[1]	2,611,565
Warrants issued				9,703,000			9,703,000
Warrants exercised		$ 3,575		(5,711,883)			(5,708,308)
Warrants exercised (in Shares)	[1]	572,075
Foreign currency translation adjustment						2,444	2,444
Balance at Mar. 31, 2025		$ 28,940	(3,334,722)	26,169,691	(6,868,924)	(46,510)	15,948,475
Balance (in Shares) at Mar. 31, 2025	[1]	4,630,307
Balance at Sep. 30, 2025		$ 49,219		25,152,572	(25,420,019)	(73,431)	(291,659)
Balance (in Shares) at Sep. 30, 2025	[1]	7,875,066
Net income/(loss)					16,653,306		16,653,306
Issuance of common shares		$ 167,113		22,531,995			22,699,108
Issuance of common shares (in Shares)	[1]	26,738,089
Warrants issued				75,566,119			75,566,119
Share-based compensation				452,754			452,754
Foreign currency translation adjustment						460,177	460,177
Balance at Mar. 31, 2026		$ 216,332		$ 123,703,440	$ (8,766,713)	$ 386,746	$ 115,539,805
Balance (in Shares) at Mar. 31, 2026	[1]	34,613,155

[1]	The shares are presented on a retroactive basis to reflect the share consolidation on February 19, 2026. See Note 12 below.